INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2011	2012

Raw materials	$2,021	$1,779
Work in progress	2,628	2,220
Finished products	5,015	4,536

	$9,664	$8,535